Appendix 5 Details of Assets and Liabilities in Foreign Currency	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Appendix 5 Details of Assets and Liabilities in Foreign Currency

APPENDIX 5 DETAILS OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY:

This appendix forms an integral part of the Group’s consolidated financial statements.

The detail of assets and liabilities denominated in foreign currencies is the following:

		12-31-2017	12-31-2016
ASSETS	Foreign Currency	ThCh$	ThCh$
Cash and cash equivalents		419,456,026	245,999,192
	U.S. dollar	14,016,336	5,198,139
	Euros	11,594	—
	Argentine peso	6,263,345	4,807,406
	Chilean peso non-adjustable	399,164,751	235,993,647
Other current financial assets		20,627,062	584,244
	U.S. dollar	20,441,150	422,705
	Chilean peso non-adjustable	185,912	132,468
	U.F.	—	29,071
Other current non- financial assets		6,002,142	15,831,486
	U.S. dollar	902,026	65,138
	Argentine peso	32,621	57,145
	Chilean peso non-adjustable	5,067,495	15,709,203
Trade and other current receivables		419,752,286	445,071,856
	U.S. dollar	5,273,104	—
	Argentine peso	1,073,072	931,882
	Chilean peso non-adjustable	412,267,621	443,032,735
	U.F.	1,138,489	1,107,239
Current accounts receivable from related companies		71,856,046	52,858,384
	U.S. dollar	22,793,820	16,780,275
	Euros	42,663,049	424,692
	Real		36,276
	Colombian peso		1,627,495
	Soles		15,192
	Chilean peso non-adjustable	6,399,177	33,974,454
Inventories		39,686,942	37,539,596
	Chilean peso non-adjustable	39,686,942	37,539,596
Current tax assets		77,756,048	55,649,171
	Argentine peso	146,525	302,528
	Chilean peso non-adjustable	77,609,523	55,346,643
Non- current assets or disposal group held for sale		—	12,993,008
	Chilean peso non-adjustable	—	12,993,008
Non- current assets or disposal group held for distribution to owners		4,205,233	—
	Chilean peso non-adjustable	4,205,233	—
TOTAL CURRENT ASSETS		1,059,341,785	866,526,937

NON-CURRENT ASSETS	Foreign Currency	12-31-2017	12-31-2016
Other non-current financial assets		33,418,204	28,827,542
	U.S. dollar	30,789,705	26,185,923
	Chilean peso non-adjustable	2,628,499	2,641,619
Other non-current non-financial assets		13,813,139	13,336,152
	U.S. dollar	322,744	-
	Argentine peso	378,940	303,837
	Chilean peso non-adjustable	12,326,385	12,241,662
	U.F.	785,070	790,653
Trade and other non-current receivables		36,182,399	33,500,105
	Argentine peso	62,563	27,567
	Chilean peso non-adjustable	25,228,146	21,948,173
	U.F.	10,891,690	11,524,365
Investments accounted for using the equity method		12,707,221	18,738,198
	U.S. dollar	3,783,316	3,982,934
	Argentine peso	105,151	91,335
	Chilean peso non-adjustable	8,818,754	14,663,929
Intangible assets other than goodwill		55,170,904	44,470,750
	Argentine peso	253,849	194,529
	Chilean peso non-adjustable	54,917,055	44,276,221
Goodwill		887,257,655	887,257,655
	Chilean peso non-adjustable	887,257,655	887,257,655
Property, plant and equipment		3,585,687,137	3,476,128,634
	Argentine peso	15,450,783	16,039,114
	Chilean peso non-adjustable	3,570,236,354	3,460,089,520
Investment property		8,356,772	8,128,522
	Chilean peso non-adjustable	8,356,772	8,128,522
Deferred tax assets		2,837,792	21,796,517
	Chilean peso non-adjustable	2,837,792	21,796,517
TOTAL NON-CURRENT ASSETS		4,635,431,223	4,532,184,075

TOTAL ASSETS		5,694,773,008	5,398,711,012

		12-31-2017		12-31-2016
LIABILITIES		Less than 90 days	More than 90 days	Less than 90 days	More than 90 days
	Foreign Currency	ThCh$	ThCh$	ThCh$	ThCh$
Other Current financial liabilities		7,999,866	10,815,582	15,021,428	10,674,738
	U.S. dollar	7,999,743	3,888,150	15,017,154	3,793,737
	Chilean peso non-adjustable	123	—	4,274	—
	U.F.	—	6,927,432	—	6,881,001
Trade and other current payables		590,848,682	3,649,924	561,505,283	—
	U.S. dollar	16,184,962	—	9,463,287	—
	Euros	3,174,586	—	1,384,882	—
	Argentine peso	732,777	—	970,255	—
	Chilean peso non-adjustable	570,756,357	3,649,924	549,686,859	—
Current accounts payable to related parties		119,538,232	—	90,428,929	—
	U.S. dollar	9,090,837	—	4,936,256	—
	Euros	28,830,246	—	841,934	—
	Colombian peso	12,487	—	5,461	—
	Soles	2,110	—	2,239	—
	Chilean peso non-adjustable	81,602,552	—	84,643,039	—
Other current provisions		384,955	5,251,216	6,493,532	—
	Argentine peso	45,419	—	20,859	—
	Chilean peso non-adjustable	339,536	5,251,216	6,472,673	—
Current tax liabilities		904,248	66,123,259	7,966,008	53,633,407
	Argentine peso	146,769	—	—	—
	Chilean peso non-adjustable	757,479	66,123,259	7,966,008	53,633,407
Other current non-financial liabilities		—	11,225,942	23,330	11,499,992
	Chilean peso non-adjustable	—	11,225,942	23,330	11,499,992

		12-31-2017		12-31-2016
LIABILITIES	Foreign Currency	One to five years	More than five years	One to five years	More than five years
		ThCh$	ThCh$	ThCh$	ThCh$
Other non-current financial liabilities		51,932,458	730,045,687	83,294,443	770,722,308
	U.S. dollar	29,636,407	434,446,795	61,372,923	475,084,614
	U.F.	22,296,051	295,598,892	21,921,520	295,637,694
Trade and other non-current payables		659,824	-	1,483,113	-
	U.S. dollar	947	-	-	-
	Euro	-	-	29,952	-
	Argentine peso	173,343	-	887,668	-
	Chilean peso non-adjustable	485,534	-	565,493	-
Current account payable to related parties		318,518	-	251,527	-
	Euros	318,518	-	-	-
	Chilean peso non-adjustable	-	-	251,527	-
Other long-term provisions		52,318	78,370,519	17,912,846	45,194,062
	Chilean peso non-adjustable	52,318	78,370,519	17,912,846	45,194,062
Deferred tax liabilities		55,844,982	116,378,699	66,412,315	132,952,479
	Argentine peso	4,459,081	-	3,751,112	-
	Chilean peso non-adjustable	51,385,901	116,378,699	62,661,203	132,952,479
Non- current provisions for employee benefits		3,434,185	53,647,739	3,683,376	56,250,751
	Chilean peso non-adjustable	3,434,185	53,647,739	3,683,376	56,250,751
Other non-current non financial liabilities		309,776	-	313,503	-
	Chilean peso non-adjustable	309,776	-	313,503	-
TOTAL NON-CURRENT LIABILITIES		112,552,061	978,442,644	173,351,123	1,005,119,600

TOTAL LIABILITIES		832,302,784	1,075,508,567	854,789,633	1,080,927,737